FAIR VALUE MEASUREMENTS (Schedule of Reconciliation fair value categorized) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note One [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance	$ 436,155
Fair value at issuance		885,559
Gain/Loss in fair value	103,845	403,491
Exercise	(540,000)	(852,895)
Ending Balance		436,155
Note Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance	511,136
Fair value at issuance		460,000
Gain/Loss in fair value	486,999	51,136
Exercise
Ending Balance	998,135	511,136
Note Three [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginnig Balance	580,000
Fair value at issuance		500,000
Gain/Loss in fair value	(20,000)	80,000
Exercise	(560,000)
Ending Balance		$ 580,000